INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories are comprised of the following:

	June 30,	December 31,
	2020	2019

Raw materials, parts and supplies	$5,787	$6,638
Work in progress and assembled raw materials	16,766	15,409
Finished products	9,936	5,156

	$32,489	$27,203